Income Tax Expense - Schedule of Gross Deferred Tax Balances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net deferred tax assets and liabilities [abstract]
- Deferred tax assets to be recovered after more than 12 months	₩ 2,784	₩ 1,601
- Deferred tax assets to be recovered within 12 months	5,725	5,801
Net deferred tax assets	8,509	7,402
- Deferred tax liabilities to be recovered after more than 12 months	(1,019)	(15)
- Deferred tax liabilities to be recovered within 12 months	(3,167)	(3,817)
Net deferred tax liabilities	(4,186)	(3,832)
Deferred tax assets (liabilities), net	₩ 4,323	₩ 3,570